Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]	Treasury Shares [Member]
Beginning balance at Dec. 31, 2021	$ 474,770,770	$ 435,274	$ 443,009,334	$ 59,803,487	$ (3,103,945)	$ (25,373,380)
Balance (in shares) at Dec. 31, 2021		43,527,428				(5,325,247)
Exercise of stock options (in shares)		250,000
Stock based compensation	610,788		610,788
Comprehensive income for the year	42,543,793			34,253,365	8,290,428
Ending balance at Dec. 31, 2022	517,925,351	$ 435,274	443,620,122	94,056,852	5,186,483	$ (25,373,380)
Ending Balance, (in shares) at Dec. 31, 2022		43,527,428				(5,325,247)
Issuance of restricted shares and stock based compensation	2,589,406	$ 15,660	2,573,746
Issuance of restricted shares and stock based compensation (in shares)		1,566,000
Exercise of stock options	747,500	$ 2,500	745,000
Exercise of stock options (in shares)		250,000
Stock repurchase	$ (19,080,456)					$ (19,080,456)
Stock repurchase (in shares)	(3,875,855)					(3,875,855)
Comprehensive income for the year	$ 47,482,160			51,936,829	(4,454,669)
Ending balance at Dec. 31, 2023	549,663,961	$ 453,434	446,938,868	145,993,681	731,814	$ (44,453,836)
Ending Balance, (in shares) at Dec. 31, 2023		45,343,428				(9,201,102)
Issuance of restricted shares and stock based compensation	7,326,808	$ 8,253	7,318,555
Issuance of restricted shares and stock based compensation (in shares)		825,247
Exercise of stock options	356,250	$ 1,250	355,000
Exercise of stock options (in shares)		125,000
Stock repurchase	(338,176)					$ (338,176)
Stock repurchase (in shares)						(51,200)
Cancellation of treasury stock		$ (92,523)	(44,699,489)			$ 44,792,012
Cancellation of treasury stock , (in shares)		(9,252,302)				9,252,302
Comprehensive income for the year	69,517,971			69,862,177	(344,206)
Ending balance at Dec. 31, 2024	$ 626,526,814	$ 370,414	$ 409,912,934	$ 215,855,858	$ 387,608	$ 0
Ending Balance, (in shares) at Dec. 31, 2024		37,041,373				0